General Information (Details) - USD ($)								12 Months Ended
	Mar. 27, 2024	Sep. 29, 2023	Jul. 18, 2023	Mar. 27, 2023	Feb. 15, 2023	Oct. 31, 2022	Oct. 14, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Jul. 01, 2022	Jun. 24, 2022	Dec. 24, 2021	Nov. 10, 2021	Dec. 31, 2020	Dec. 31, 2018
General Information [Line Items]
Percentage of interest								100.00%
Convertible loan agreement	$ 50,000,000
Interest rate										8.90%						3.00%
Investment in equity						$ 50,000,000
Consideration received			$ 14,530,000		$ 50,000,000
Equity issuance cost									$ 240,000
Non-cash expense								$ 1,695,056
Price per share (in Dollars per share)								$ 10						$ 1
Gross proceeds	$ 50,000,000
Redemptions percentage								94.47%
Residual shares (in Shares)								1,527,554
Restricted stock units (in Shares)								30,000
Increase in cash and cash equivalents								$ 49,391,627	$ 45,624,110	$ 20,535,210					$ 3,106,189
Shares issued (in Shares)								78,269,952	58,300,082	58,300,082				150
Deposit paid				$ 1,000,000
Cash consideration								$ 7,500,000
Bottom of Range [Member]
General Information [Line Items]
Stock certificate interest rate					8.90%
Top of Range [Member]
General Information [Line Items]
Stock certificate interest rate					17.00%
Lifezone Holdings Limited [Member]
General Information [Line Items]
Gross proceeds								$ 86,600,000
Outstanding options (in Shares)								18,054
BHP [Member]
General Information [Line Items]
Investment amount													$ 10,000,000
KNL [Member]
General Information [Line Items]
Convertible loan agreement													$ 40,000,000
Interest rate											8.90%
Investment in equity							$ 50,000,000
Equity issuance cost								$ 2,500,000
Lifezone Limited [Member]
General Information [Line Items]
Non-cash expense								$ 76,900,000
Shares issued and outstanding (in Shares)			77,693,602
Shares issued (in Shares)								500,000
Shares received (in Shares)		1,335,000
Outstanding shares percentage		1.50%
Lifezone Limited [Member] | Trigger Event 1 [Member]
General Information [Line Items]
Volume-weighted average price (in Dollars per share)								$ 14
Lifezone Limited [Member] | Trigger Event 2 [Member]
General Information [Line Items]
Volume-weighted average price (in Dollars per share)								$ 16
PIPE Transaction [Member]
General Information [Line Items]
Gross proceeds								$ 70,200,000
Increase in cash and cash equivalents								73,300,000
SPAC Transaction [Member]
General Information [Line Items]
Cash								16,500,000
Sponsor Shareholders [Member]
General Information [Line Items]
Shares received (in Shares)		5,133,600
Warrants received (in Shares)		667,500
Simulus Acquisition [Member]
General Information [Line Items]
Cash								$ 427,000
Deposit paid				$ 1,000,000
Business Combination [Member] | Lifezone Holdings Limited [Member]
General Information [Line Items]
Percentage of interest												100.00%
Ordinary shares [member] | Sponsor [Member]
General Information [Line Items]
Shares issued (in Shares)								1,725,000